UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811 - 22464
Ironwood Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400
Date of fiscal year end:  April 30
Date of reporting period:  October 31, 2017
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Registrant’s annual report transmitted to unit holders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

Financial Statements
Ironwood Multi-Strategy Fund LLC
Six Months Ended October 31, 2017
(Unaudited)

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Ironwood Multi-Strategy Fund LLC
Financial Statements
Six Months Ended October 31, 2017
(Unaudited)

Supplemental Information

Consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC

This page is intentionally left blank.

Ironwood Multi-Strategy Fund LLC
Statement of Assets and Liabilities
October 31, 2017
(Unaudited)

Assets
Cash	$120
Investment in Ironwood Institutional Multi-Strategy Fund LLC, at fair value (cost $1,123,075,979)	1,182,131,555
Advance subscription to Ironwood Institutional Multi-Strategy Fund LLC	5,742,915
Other assets	9,167
Total assets	1,187,883,757

Liabilities
Subscriptions received in advance	5,814,500
Payable to Adviser	2,524,077
Accrued expenses	38,422
Total liabilities	8,376,999

Net assets	$1,179,506,758

Net assets consist of:
Paid-in capital	$1,126,450,475
Accumulated net investment loss	(8,278,150)
Accumulated net realized gain	2,278,857
Net unrealized appreciation on investments	59,055,576
Net assets	$1,179,506,758

Net asset value per unit
1,029,081.33 units issued and outstanding, no par value	$1,146.17

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

1

Ironwood Multi-Strategy Fund LLC
Statement of Operations
Six Months Ended October 31, 2017
(Unaudited)

Investment income
Other income	$8,988

Expenses
Account servicing fees	4,371,253
Expense limitation recapture	348,711
Administration fees	74,548
Filing fees	68,000
Directors’ fees	52,500
Professional fees	43,252
Other	64,174
Total expenses	5,022,438

Net investment loss	(5,013,450)

Realized and unrealized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	1,661,109
Net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	47,417,210
Net realized and unrealized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	49,078,319
Net increase in net assets resulting from operations	$44,064,869

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

2

Ironwood Multi-Strategy Fund LLC
Statements of Changes in Net Assets

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment income (loss)	$(5,013,450)	$8,163,985
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	1,661,109	1,531,992
Net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	47,417,210	62,374,930
Net increase in net assets resulting from operations	44,064,869	72,070,907

Distributions to Members
Distributions from net investment income	–	(8,119,341)
Distributions from net realized gains	–	(2,995,646)
Decrease in net assets resulting from distributions to Members	–	(11,114,987)

Member transactions
Subscriptions	55,029,029	102,023,132
Reinvestment of distributions	–	10,425,850
Redemptions	(92,483,267)	(164,707,818)
Redemptions in-kind	(2,481,643)	(9,986,409)
Net decrease in net assets resulting from Member transactions	(39,935,881)	(62,245,245)

Net increase (decrease) in net assets	4,128,988	(1,289,325)
Net assets, beginning of period	1,175,377,770	1,176,667,095
Net assets, end of period	$1,179,506,758	$1,175,377,770

Accumulated net investment loss, end of period	$(8,278,150)	$(3,264,700)

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

3

Ironwood Multi-Strategy Fund LLC
Statement of Cash Flows
Six Months Ended October 31, 2017
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$44,064,869
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	(1,661,109)
Net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	(47,417,210)
Purchases of investments in Ironwood Institutional Multi-Strategy Fund LLC	(50,530,551)
Proceeds from sales of investments in Ironwood Institutional Multi-Strategy Fund LLC	92,486,605
Decrease in payable to Adviser	(267,850)
Increase in accrued expenses	11,108
Net cash provided by operating activities	36,685,862

Financing activities
Subscriptions received	51,909,529
Redemptions paid	(92,495,592)
Net cash used in financing activities	(40,586,063)

Net change in cash	(3,900,201)
Cash, beginning of period	3,900,321
Cash, end of period	$120

Supplemental disclosure of non cash activities
Redemptions in-kind	$2,481,643

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

4

Ironwood Multi-Strategy Fund LLC
Financial Highlights

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net asset value, beginning of period	$1,103.00	$1,046.76	$1,123.61	$1,104.53	$1,084.83	$1,040.97
Net investment income (loss)(a)	(4.91)	7.48	19.06	29.20	60.84	33.60
Net realized and unrealized gain (loss) on investment in Ironwood Institutional Multi-Strategy Fund LLC	48.08	58.55	(74.27)	21.15	22.99	62.09
Net increase (decrease) in net assets resulting from operations	43.17	66.03	(55.21)	50.35	83.83	95.69
Distributions paid from:
Net investment income	-	(7.15)	(18.56)	(30.41)	(63.92)	(51.83)
Net realized gains	-	(2.64)	(3.08)	(0.86)	(0.21)	-
Total distributions	-	(9.79)	(21.64)	(31.27)	(64.13)	(51.83)
Net asset value, end of period	$1,146.17	$1,103.00	$1,046.76	$1,123.61	$1,104.53	$1,084.83
Total return(b)	3.91%	6.33%	(4.97%)	4.62%	7.90%	9.50%
Ratio of total expenses to average net assets before expense waivers and reimbursements(c)	0.81%	0.82%	0.79%	0.84%	1.02%	1.32%
Ratio of total expenses to average net assets after expense waivers and reimbursements(c)	0.87%	0.87%	0.87%	0.79%	0.75%	0.76%
Ratio of net investment income (loss) to average net assets(c)	(0.87%)	0.69%	1.79%	2.61%	5.16%	3.52%

Ratio of total expenses to average net assets after expense waivers and reimbursements of Ironwood Institutional Multi-Strategy Fund LLC	1.43%	1.43%	1.44%	1.57%	1.56%	1.59%
Net assets, end of period (in thousands)	$1,179,507	$1,175,378	$1,176,667	$1,000,450	$609,903	$177,432

(a)	Calculated based on the average units outstanding methodology.
(b)
Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.

(c)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of Ironwood Institutional Multi-Strategy Fund LLC.
The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized.  The total returns for periods less than a year have not been annualized.  An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

5

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
Six Months Ended October 31, 2017
(Unaudited)

1.  Organization

Ironwood Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011.  The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the Securities Act of 1933, as amended (the “1933 Act”).  The Fund currently complies, and intends to continue to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns.  The Fund attempts to achieve this objective by investing substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”). The Fund is a feeder fund in a master-feeder structure whereby the Fund invests substantially all of its assets in the Master Fund.  The Master Fund has the same investment objective as the Fund. As of October 31, 2017, the Fund’s investment in the Master Fund represented 58.10% of the Master Fund’s net assets.  The consolidated financial statements of the Master Fund, including the consolidated schedule of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Eligible investors in the Fund (referred to as “Members”) include high net worth individuals, foundations, pensions, and other institutions.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Directors (the “Board”).  The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (the “Advisers Act”).  The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association.  The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.  A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund utilizes the Bank of New York Mellon (the “Administrator”) as its independent administrator.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

6

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)

2.  Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements.  The financial statements are expressed in U.S. dollars.

The Fund is an investment company.  As such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments.  Actual results could differ from those estimates.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s units held in the Master Fund valued at the per unit net asset value.  Valuation of investment funds held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements.  The performance of the Fund is directly affected by the performance of the Master Fund.  The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements.  Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash

In the normal course of business, the Fund maintains its cash balances with financial institutions, which at times may exceed federally insurable limits.  The Adviser monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.  The Fund generally holds cash accounts with an affiliate of the Fund’s Administrator.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

7

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis.  Income, expenses, and realized and unrealized gains and losses are recorded monthly.  The change in the Master Fund’s net asset value is included in net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC on the statement of operations.  Realized gain (loss) from investment in the Master Fund is calculated using the specific identification methodology.

Income dividends and capital gains distributions received by the Fund from the Master Fund are automatically reinvested in additional units of the Master Fund, to the extent that the Fund’s Members have elected to reinvest dividends in accordance with the Fund’s dividend reinvestment plan.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members.  Therefore, no provision for federal income taxes is required.  The Fund files tax returns with the U.S. Internal Revenue Service and various states.  The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2017.  If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the statement of operations.  The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

8

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)

3.  Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented on the statement of assets and liabilities.

The units of account that are valued by the Fund are its units in the Master Fund and not the underlying holdings of the Master Fund.  Thus, the inputs used by the Fund to value its investment in the Master Fund may differ from the inputs used to value the underlying holdings of the Master Fund.

4.  Subscriptions and Redemptions

The minimum initial investment by Members is $50,000 and the minimum subsequent investment is $10,000, both subject to waiver by the Adviser.  Members may purchase units as of the first business day of the month.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units.  The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units.  Investments may be subject to a sales charge (a “Sales Charge”) of up to 3.00%.  The Sales Charge is in addition to the subscription price for units and does not form a part of a Member’s investment in the Fund.  Generally, the Sales Charge relating to units is paid directly to the Selling Agent that assisted in the placement of such units.  In certain cases, the Sales Charge may be remitted to the Fund.  In those situations, the Fund remits the Sales Charge to the Distributor, which in turn forwards the Sales Charge to the Selling Agent.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”).  An Offer to repurchase Members’ units will only be made to Members at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its members, including the Fund. Members of the Fund will be treated as if they are members of the Master Fund and subject to the terms of the Master Fund’s repurchase offer.

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund.  The Board, in its sole discretion, may waive the imposition of the early repurchase fee.

In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser.  The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31.  While there can be no guarantee that it will continue this practice, to date, the Master Fund has offered to repurchase 10 – 20% of its units at each of its June 30 and December 31 tender offers.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

9

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)

In addition to the Fund’s June 30 and December 31 offers, the Board authorized the Fund to offer to repurchase its units on June 30, 2017 in exchange for the underlying units of the Master Fund held by the Fund (“In-Kind Tender Offer”).  Members who participated in the In-Kind Tender Offer received Master Fund units valued as of June 30, 2017 in an amount equal to the value of the Member’s tendered Fund units.  The total amount of in-kind tenders was $2,481,643.

Transactions in units were as follows:

	Six Months Ended October 31, 2017	Year Ended April 30, 2017
Units outstanding, beginning of period	1,065,624.14	1,124,105.37
Units issued	49,139.18	95,531.83
Units issued for reinvestment of distributions	–	9,672.76
Units redeemed	(83,442.93)	(154,421.11)
Units redeemed in-kind	(2,239.06)	(9,264.71)
Units outstanding, end of period	1,029,081.33	1,065,624.14

5.  Account Servicing Fee, Related Party Transactions, and Other Expenses

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”).  The Account Servicing Fee will accrue monthly at a rate equal to 0.0625% (0.75% per annum) of the Fund’s net asset value as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day.  The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter.  The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee relating to units to a Selling Agent that assists in the servicing of accounts.  For the six months ended October 31, 2017, the Fund incurred Account Servicing Fees of $4,371,253, of which $2,175,366 was payable to the Adviser as of October 31, 2017.

The Fund incurs all ongoing ordinary administrative and operational costs of the Fund including (but not limited to) legal costs, audit and tax preparation fees, fees paid to the Administrator, filing fees, taxes, and any extraordinary operating expenses.  The Fund also incurs certain expenses indirectly via its investment in the Master Fund.  Such indirect expenses are included in the net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC on the statement of operations.

The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, quote machine rent, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

10

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)

The Adviser has entered into an agreement (the “Expense Limitation Agreement”) with the Fund and the Master Fund whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s and Master Fund’s monthly expenses (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, the advisory fee paid by the Master Fund, and the Account Servicing Fee paid by the Fund) to the extent necessary to ensure that the monthly expenses of the Fund will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”).  The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

For the six months ended October 31, 2017, the Adviser recaptured $348,711 of previously reimbursed expenses under the Expense Limitation Agreement.  Such amount is included on the statement of operations as an increase to current period expenses.  As of October 31, 2017, the entire amount recaptured was payable to the Adviser and is included in Payable to Adviser on the statement of assets and liabilities.

As of October 31, 2017, the amount subject to potential future reimbursement to the Adviser is $93,053.  Such potential reimbursements will expire at different points during the following fiscal years:

Fiscal year ended April 30, 2018	$26,528
Fiscal year ended April 30, 2020	66,525
Total	$93,053

Prior year expenses in excess of Expense Limitation Agreement of $123,939 expired during the six months ended October 31, 2017 and are not subject to future recoupment.

Compensation to the independent directors for the six months ended October 31, 2017 was $52,500.

As of October 31, 2017, an interested director of the Fund held 0.01% of the units of the Fund.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

11

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)

6.  Income Taxes

As of October 31, 2017, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investment for tax purposes	$1,123,075,979
Gross tax unrealized appreciation	$59,055,576
Gross tax unrealized depreciation	–
Net tax unrealized appreciation on investment	$59,055,576

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income.  Net realized gains, if any, are distributed at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2017, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain	$617,748
Qualified late-year losses deferred	(3,264,700)

As of April 30, 2017, the Fund’s last fiscal and tax year-end, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

There were no distributions paid during the six months ended October 31, 2017.

7.  Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties.  The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

12

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)

8.  Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

13

Ironwood Multi-Strategy Fund LLC
Supplemental Information
(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund subject to the oversight of the Board of Directors.  One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”).  The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”).  A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 67	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 67	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 64	Independent Director	Term - Indefinite Length - Since October 1, 2015	Independent director of Nippon Wealth Bank since April 2015 and of CITIC Prudential Fund Management Company, Inc. since 2016; independent director and advisory committee member of six private investment pools; prior thereto, Partner, Ernst & Young LLP (retired 2014)	2	The Hartford Group of Funds (89 portfolios)
Interested Directors(2)
Jonathan Gans Age: 46	Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

14

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2017.  The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 46	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 46	Chief Compliance Officer	Term - Indefinite Length - Since inception	Chief Operating Officer and Chief Compliance Officer of Ironwood
Laurie Chatoff Age: 50	Secretary	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood
Martha Boero Age: 34	Treasurer	Term - Indefinite Length - Since March 15, 2013	Fund Controller of Ironwood

15

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement
The Investment Advisory Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the oversight of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds.  Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring.  The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies, and restrictions.

The Adviser also provides and/or oversees operational services to the Funds, including administration services, fund accounting, investor relations services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010.  Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund.  The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met telephonically with counsel to the Funds on August 30, 2017, both separately in executive session and with representatives of the Adviser; telephonically in executive session with counsel on September 8, 2017; and in person on September 11, 2017 to evaluate whether to approve the Agreement for an additional one-year term.  At the in-person Board meeting on September 11, 2017, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for such additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by Fund counsel in advance of its meetings, the terms of the Agreement, the operations of the Funds, and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided.  The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner and that its efforts to organize and maintain the Funds over time represents an entrepreneurial risk taken by the Adviser.  The Board discussed the Adviser’s personnel; the fees and expenses of the Funds; the Adviser’s services, philosophy and performance; the Adviser’s significant investor relations efforts; the Adviser’s close oversight and continued evaluation of outside service providers; and the Adviser’s strong commitment to carrying out its compliance policies and procedures.  The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds.

16

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through July 31, 2017, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager, and a group of nine other registered alternative funds of funds (the “Peer Group”) that either have objectives and strategies similar to those of the Funds or are offered among certain of the intermediary platforms on which the Funds are offered.

The Board noted the Funds’ investment performance over different periods.  The Board considered metrics such as absolute and relative returns (i.e., compared to benchmarks and peers), standard deviations, and volatility.  It considered differences in performance results between the Funds and other funds managed by Ironwood.  The Board also acknowledged the consistency of the Funds’ investment performance and the Funds’ risk-adjusted returns over time as competitive with or outperforming all peers.  The Board recognized that the S&P 500 information was provided for reference rather than benchmarking purposes.  Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets.  The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent, and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds, and the total costs to the Funds of using the Adviser’s services.  The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements, and the substantial resources of the Adviser devoted to the management of the Funds.  The Board concluded that the Adviser’s profitability appeared reasonable and appropriate.  In considering the advisory fees, the Board determined that not having breakpoints was appropriate at this time.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members.

17

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31.  The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-Q”)

The Fund is required to file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following information is as of October 31, 2017.

The portfolio managers of Ironwood primarily responsible for the investment management of the Fund include Jonathan Gans, Benjamin Zack, and Simon Hong (the “Portfolio Managers”).  The Portfolio Managers each serve on the Fund’s Investment & Risk Committee, which has ultimate authority for determining whether the Fund will invest in (or withdraw from) any particular investment.  A unanimous vote of the Investment & Risk Committee is required for the Fund to take action with respect to any particular investment.  Below are the names and biographical information of the Portfolio Managers.

Jonathan Gans is the Chief Executive Officer and President of Ironwood.  He joined Ironwood in 1996 and is the majority owner of the firm. Jon is a member of the firm’s Investment & Risk Committee, Leadership Committee, Management Committee, Valuation Committee, and serves as a Director for Ironwood’s offshore and registered funds.  Jon was previously employed at St. Claire Capital Management, where he served as General Counsel and Chief Operating Officer.  His prior professional experience also includes positions at the Securities and Exchange Commission Division of Enforcement and Glenwood Financial Group.  Jon earned a B.A., cum laude, from Williams College, a J.D. from the University of California at Los Angeles School of Law, and is a member of the California State Bar.  Jon is a Trustee of the San Francisco Museum of Modern Art (SFMOMA) and is a chapter member of YPO Golden Gate.

18

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Benjamin Zack joined Ironwood in 2004 and is a partner and Managing Director.  He is a member of the firm’s Investment & Risk Committee and Leadership Committee.  Prior to joining Ironwood, Ben worked in the Health Care Investment Banking Group of Deutsche Banc Alex. Brown where he helped advise life sciences and medical technology clients on a wide variety of strategic and financial alternatives including mergers and acquisitions, equity and debt issuances, and restructurings.  Ben earned a B.B.A. in Finance from the University of Texas at Austin and an M.B.A. in Finance from the Wharton School at the University of Pennsylvania.

Simon Hong, CAIA joined Ironwood in 2008 and is a partner and Director.  He is a member of the firm’s Investment & Risk Committee. Simon previously worked in the Investment Banking Division and Global Capital Markets group at Morgan Stanley where he helped advise clients on a wide variety of strategic and financial alternatives.  Simon’s prior experience also includes positions in the Investment Management Division of Morgan Stanley and the Private Client Group of Merrill Lynch.  Simon received a B.A. in Business Economics from Brown University. Simon is a CAIA designee and is a member of the Chartered Alternative Investment Analyst Association.  Simon is a member of the Investment Committee of the Catholic Diocese of Oakland.

19

Consolidated Financial Statements Ironwood Institutional Multi-Strategy Fund LLC Six Months Ended October 31, 2017 (Unaudited)

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Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Statements
Six Months Ended October 31, 2017
(Unaudited)

Supplemental Information

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Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Assets and Liabilities
October 31, 2017
(Unaudited)

Assets
Cash and cash equivalents	$150,543,088
Investments in investment funds, at fair value (cost $1,603,189,747)	1,980,360,517
Redemptions receivable from investment funds	1,355,297
Other assets	72,796
Total assets	2,132,331,698

Liabilities
Payable on credit facility	80,124,812
Payable to Adviser	5,989,319
Advance subscription from Ironwood Multi-Strategy Fund LLC	5,742,915
Advance subscriptions	5,560,000
Accrued expenses	355,666
Total liabilities	97,772,712

Net assets	$2,034,558,986

Net assets consist of:
Paid-in capital	$1,913,825,659
Accumulated net investment loss	(227,359,063)
Accumulated net realized loss	(29,078,380)
Net unrealized appreciation on investments	377,170,770
Net assets	$2,034,558,986

Net asset value per unit
1,740,578.22 units issued and outstanding, no par value	$1,168.90

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments
October 31, 2017
(Unaudited)

Description	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (1)	Liquidity (2)
Investment Funds
Relative Value:
Citadel Kensington Global Strategies Fund Ltd.	$172,031,145	$258,048,132	12.68%	12/31/2017	Quarterly (3)
D.E. Shaw Composite International Fund	76,672,762	119,917,391	5.89	12/31/2017	Quarterly (4)
D.E. Shaw Valence International Fund, LP	32,000,000	45,069,430	2.22	12/31/2017	Quarterly (5)
HBK Multi-Strategy Offshore Fund Ltd.	46,604,141	52,085,755	2.56	12/31/2017	Quarterly (6)
Hutchin Hill Capital Offshore Fund, Ltd.	57,431,297	55,923,286	2.75	n/a	Other (7)
Tilden Park Offshore Investment Fund Ltd.	78,500,000	91,145,653	4.48	12/31/2017	Quarterly (6)
Two Sigma Absolute Return Cayman Fund, Ltd.	46,000,000	48,574,071	2.39	11/30/2017	Monthly
Two Sigma Risk Premia Cayman Fund, Ltd.	35,500,000	37,829,507	1.86	11/30/2017	Monthly
Two Sigma Risk Premia Enhanced Cayman Fund, Ltd.	35,500,000	38,822,879	1.91	11/30/2017	Monthly
Total Relative Value	580,239,345	747,416,104	36.74
Market Neutral and Low Net Equity:
Anchor Bolt Offshore Fund, Ltd.	73,142,667	77,986,712	3.84	12/31/2017	Quarterly
Citadel Global Equities Fund Ltd.	25,528,757	36,874,421	1.81	11/30/2017	Monthly (8)
Darsana Overseas Fund, Ltd.	18,443,895	21,990,859	1.08	12/31/2017	Quarterly (9)
Holocene Advisors Offshore Fund Ltd.	91,000,000	98,455,409	4.84	3/31/2018	Quarterly (6)
Millennium International, Ltd.	144,072,870	191,562,476	9.42	12/31/2017	Quarterly (6)
Suvretta Offshore Fund, Ltd	46,556,393	69,229,644	3.40	12/31/2017	Quarterly
Suvretta Partners, LP*	52,000,000	65,163,976	3.20	12/31/2017	Quarterly
Total Market Neutral and Low Net Equity	450,744,582	561,263,497	27.59
Event-Driven:
Elliott International Limited	173,152,821	202,928,750	9.97	12/31/2017	Quarterly (10)
HG Vora Special Opportunities Fund, LP*	89,000,000	94,837,177	4.66	12/31/2017	Quarterly (6)
HG Vora Special Opportunities Fund, Ltd.	78,937,764	98,408,967	4.84	12/31/2017	Quarterly (6)
JMB Capital Partners Offshore, Ltd.	2,284,009	1,555,414	0.08	n/a	Other (7)
Roystone Capital Offshore Fund Ltd.	8,093,691	8,365,464	0.41	12/31/2017	Quarterly (4)
XPI Holding I Ltd	9,992	8,124	0.00	n/a	Other (7)
Total Event-Driven	351,478,277	406,103,896	19.96
Distressed and Credit Securities:
Cerberus International II, Ltd.	90,704,930	102,859,517	5.06	12/31/2017	Semi-annually (11)
Cerberus International SPV, Ltd.	1,875,399	3,033,292	0.15	n/a	Other (7)
Cerberus International, Ltd.**	625,435	918,455	0.04	n/a	Other (7)
King Street Capital, Ltd.***	2,488	2,933	0.00	n/a	Other (7)
Silver Point Capital Offshore Fund, Ltd.	127,519,291	158,762,823	7.80	12/31/2017	Annually
Total Distressed and Credit Securities	220,727,543	265,577,020	13.05
Total investments in investment funds	$1,603,189,747	$1,980,360,517	97.34%
Other assets, less liabilities		54,198,469	2.66
Net assets		$2,034,558,986	100.00%

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments
October 31, 2017
(Unaudited)

All investment funds are domiciled in the Cayman Islands except as noted.
*	Investment fund is domiciled in the United States.
**	Investment fund is domiciled in the Bahamas.
***	Investment fund is domiciled in the British Virgin Islands.
(1)
Investments in investment funds may be composed of multiple tranches.  The Next Available Redemption Date relates to the earliest date after October 31, 2017 that a redemption from a tranche is available without a redemption fee.

(2)
Available frequency of redemptions without a redemption fee after initial lock-up period, if any.  Different tranches may have different liquidity terms.  Redemption notice periods range from 30 to 120 days. Lock-up periods range from 12 to 24 months.  The Adviser cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

(3)
Approximately 80% of this investment is available for redemption quarterly subject to a 10% investor level gate.  If fund level redemptions are less than 5%, then the 10% investor level gate does not apply.  The remaining 20% of this investment is available for redemption every 18 months.

(4)	Subject to a 12.5% quarterly investor level gate.
(5)	Subject to an 8.33% investor level gate. If fund level redemptions are less than 8.33%, then the 8.33% investor level gate does not apply.
(6)	Subject to a 25% quarterly investor level gate.
(7)	The investment funds do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.
(8)	Subject to a 16.67% monthly investor level gate.
(9)	Subject to a 20% annual investor level gate.
(10)	Approximately 52% of this investment is available for redemption quarterly. The remaining 48% of this investment is available for redemption semi-annually, subject to a 25% investor level gate.
(11)	Subject to a 16.67% semi-annual investor level gate.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Operations
Six Months Ended October 31, 2017
(Unaudited)

Investment income
Interest income	$215,588

Expenses
Advisory fees	11,981,356
Administration fees	603,589
Professional fees	483,619
Commitment fees	478,819
Custody fees	149,866
Interest expense	111,132
Filing fees	80,323
Risk monitoring fees	79,764
Directors’ fees	52,500
Other	84,506
Total expenses	14,105,474

Net investment loss	(13,889,886)

Realized and unrealized gain (loss) from investments in investment funds
Net realized loss on redemptions from investments in investment funds	(4,332,932)
Net change in unrealized appreciation/depreciation on investments in investment funds	102,201,019
Net realized and unrealized gain on investments in investment funds	97,868,087
Net increase in net assets resulting from operations	$83,978,201

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statements of Changes in Net Assets

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment loss	$(13,889,886)	$(28,017,770)
Net realized gain (loss) on redemptions from investments in investment funds	(4,332,932)	12,360,050
Net change in unrealized appreciation/depreciation on investments in investment funds	102,201,019	153,954,297
Net increase in net assets resulting from operations	83,978,201	138,296,577

Distributions to Members
Distributions from net investment income	–	(30,844,765)
Decrease in net assets resulting from distributions to Members	–	(30,844,765)

Member transactions
Subscriptions	118,683,436	170,550,126
Reinvestment of distributions	–	29,255,337
Redemptions	(158,017,122)	(295,851,475)
Net decrease in net assets resulting from Member transactions	(39,333,686)	(96,046,012)

Net increase in net assets	44,644,515	11,405,800
Net assets, beginning of period	1,989,914,471	1,978,508,671
Net assets, end of period	$2,034,558,986	$1,989,914,471

Accumulated net investment loss, end of period	$(227,359,063)	$(213,469,177)

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Cash Flows
Six Months Ended October 31, 2017
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$83,978,201
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss on redemptions from investments in investment funds	4,332,932
Net change in unrealized appreciation/depreciation on investments in investment funds	(102,201,019)
Purchases of investments in investment funds	(87,883,611)
Proceeds from sales of investments in investment funds	62,933,369
Decrease in other assets	144,131
Increase in payable to Adviser	86,151
Increase in accrued expenses	132,242
Net cash used in operating activities	(38,477,604)

Financing activities
Subscriptions received	117,243,044
Redemptions paid	(158,067,529)
Proceeds from credit facility	180,000,000
Repayments of credit facility	(149,994,504)
Net cash used in financing activities	(10,818,989)

Net change in cash and cash equivalents	(49,296,593)
Cash and cash equivalents, beginning of period	199,839,681
Cash and cash equivalents, end of period	$150,543,088

Supplemental disclosure of cash flow information
Interest paid	$111,132

Supplemental disclosure of non cash activities
In-kind exchanges	$2,481,643

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Highlights

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net asset value, beginning of period	$1,120.11	$1,060.30	$1,135.54	$1,113.84	$1,091.15	$1,044.82
Net investment loss(a)	(8.08)	(15.44)	(15.43)	(17.63)	(18.05)	(15.42)
Net realized and unrealized gain (loss) on investments in investment funds	56.87	91.67	(30.82)	77.14	110.84	119.42
Net increase (decrease) in net assets resulting from operations	48.79	76.23	(46.25)	59.51	92.79	104.00
Distributions paid from:
Net investment income	-	(16.42)	(27.60)	(37.81)	(70.10)	(57.67)
Net realized gains	-	-	(1.39)	-	-	-
Total distributions	-	(16.42)	(28.99)	(37.81)	(70.10)	(57.67)
Net asset value, end of period	$1,168.90	$1,120.11	$1,060.30	$1,135.54	$1,113.84	$1,091.15
Total return(b)	4.36%	7.23%	(4.13%)	5.43%	8.71%	10.31%
Ratio of total expenses to average net assets before expense waivers and reimbursements(c)	1.43%	1.43%	1.44%	1.52%	1.48%	1.71%
Ratio of total expenses to average net assets after expense waivers and reimbursements(c)	1.43%	1.43%	1.44%	1.57%	1.56%	1.59%
Ratio of net investment loss to average net assets(d)	(1.41%)	(1.42%)	(1.44%)	(1.57%)	(1.56%)	(1.59%)

Portfolio turnover	3.27%	18.17%	19.20%	8.73%	17.74%	8.67%
Net assets, end of period (in thousands)	$2,034,559	$1,989,914	$1,978,509	$1,641,973	$995,460	$378,944

(a)	Calculated based on the average units outstanding methodology.
(b)
Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.

(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
(d)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
The above ratios and total return have been calculated for the Members taken as a whole.  Ratios for periods less than a year have been annualized.  The total returns for periods less than a year have not been annualized.  An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
Six Months Ended October 31, 2017
(Unaudited)

1.  Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011.  The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the Securities Act of 1933, as amended (the “1933 Act”).  The Fund currently complies, and intends to continue to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns.  The Fund attempts to achieve this objective by allocating capital among a number of pooled investment vehicles that are generally organized in non-U.S. jurisdictions and classified as corporations for U.S. federal income tax purposes.  Each is managed by an independent investment manager pursuant to various alternative investment strategies, including relative value; market neutral and low net equity; event-driven; and distressed and credit securities.

The Fund is a master fund in a master-feeder structure whereby Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”) invests substantially all of its assets in the Fund.  As of October 31, 2017, the Feeder Fund owned 58.10% of the Fund’s net assets.  Other eligible investors (referred to as “Members”) in the Fund include high net worth individuals, foundations, pensions, and other institutions.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Directors (the “Board”).  The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (the “Advisers Act”).  The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association.  The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.  A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund utilizes the Bank of New York Mellon (the “Administrator” and “Custodian”) as its independent administrator and custodian.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2.  Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).  Such policies are consistently followed by the Fund in the preparation of its consolidated financial statements.  The consolidated financial statements are expressed in U.S. dollars.

The Fund is an investment company.  As such, these consolidated financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments.  Actual results could differ from those estimates.

Basis of Consolidation

The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiaries, Ironwood Multi-Strategy Fund Ltd. (“CFC”), a Cayman Islands controlled foreign corporation and Ironwood Multi-Strategy Fund LP (“IMSLP”), a Delaware limited partnership.  The wholly owned subsidiaries have the same investment objective as the Fund.  CFC is primarily used to invest in investment funds which do not allow U.S. entities to invest directly.  IMSLP is used when the Fund has determined that owning certain investment funds within a domestic limited partnership structure would be beneficial.  As of October 31, 2017 no investment funds were held by the wholly owned subsidiaries.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Portfolio Valuation

The Fund values its investments in investment funds at fair value in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).  See Note 4 for more information.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

Cash and cash equivalents

The Fund defines cash equivalents as short-term, highly liquid investments with original maturities of three months or less at the date of acquisition.  The Fund places its cash and cash equivalents in accounts with entities that are affiliated with the Custodian and the Administrator and, at times, such balances may be in excess of the Federal Deposit Insurance Corporation insurance limits.  The Fund also maintains money market investments with other U.S. financial institutions.  The Adviser monitors the financial condition of such entities and does not anticipate any losses from these counterparties.  As of October 31, 2017, cash equivalents of $20,791,330 consist of investments in money market funds.  These investments are valued at their respective net asset value per share and are categorized as Level 1 in the fair value hierarchy, as defined in ASC 820.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis.  Income, expenses, and realized and unrealized gains and losses are recorded monthly.  The changes in investment funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in investment funds on the consolidated statement of operations.  Realized gain (loss) from investments in investment funds is calculated using the specific identification methodology.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members.  Therefore, no provision for federal income taxes is required.  The Fund files tax returns with the U.S. Internal Revenue Service and various states.  The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of October 31, 2017.  If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the consolidated statement of operations.  The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

3.  Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, written option contracts, and swaps.  The Fund’s risk of loss in these investment funds is limited to the value of the Fund’s interest in these investment funds as reported by the Fund.

4.  Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented on the consolidated statement of assets and liabilities.

The Fund invests in other investment funds and is permitted, as a practical expedient, to estimate the fair value of its investments in other investment funds based on the Fund’s pro-rata interest in the net assets of each investment fund, as such value is supplied by, or on behalf of, the investment fund’s investment manager, generally on a monthly basis.  Some values received from, or on behalf of, the investment funds’ respective investment managers are estimates, subject to subsequent revision by such investment managers.  Such values are generally net of management fees and incentive fees or allocations payable to the investment funds’ investment managers pursuant to the investment funds’ operating agreements.  The investment funds value their underlying investments in accordance with policies established by each investment fund, as described in each of their financial statements or offering memoranda.

The investment funds hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value.  The mix and concentration of more readily marketable investments and less liquid non-marketable investments varies across the investment funds based on various factors, including the nature of their investment strategy, as described in each of their financial statements or offering memoranda.  The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Adviser has designed ongoing due diligence processes with respect to investment funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each investment fund and in determining whether such information continues to be reliable or whether further investigation is necessary.  Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such investment fund and to independently determine the fair value of the Fund’s interest in such investment fund.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

The Adviser has designated a committee to oversee the valuation process of the Fund’s investments (the “Valuation Committee”).  The Valuation Committee is comprised of senior personnel, the majority of whom are separate from the Fund’s portfolio management team, and is responsible for developing written valuation policies and procedures, conducting periodic reviews of those policies and procedures, and evaluating the overall fairness and consistent application of the valuation policies and procedures.  The Valuation Committee meets on a quarterly basis or more frequently as needed.

If no value is readily available from an investment fund or if a value supplied by an investment fund is deemed by the Valuation Committee not to be indicative of its fair value, the Valuation Committee would determine, in good faith, the fair value of the investment fund under procedures adopted by the Board and subject to Board oversight.  Because of the inherent uncertainty of valuation, the fair values of the investment funds held by the Fund may differ significantly from the values that would have been used had a ready market for the investment funds been available.  As of and for the six months ended October 31, 2017, no investments were fair valued by the Valuation Committee.

As of October 31, 2017, approximately 3.02% of the Fund’s net assets were invested in investment funds that do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.  The Adviser cannot estimate the timing of when these investments will be liquidated.

The following is a summary of the investment strategies of the investment funds held by the Fund as of October 31, 2017.

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical.  Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc.  One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities.  An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity.  Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy, and quantitative strategies.  Generally, investment funds within this strategy require a 30 to 90 day notice period to redeem at the next available redemption date.

Market neutral and low net equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced.  Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy).  The Adviser will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long.  Generally, investment funds within this strategy require a 45 to 90 day notice period to redeem at the next available redemption date.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase.  Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.  Generally, investment funds within this strategy require a 60 to 90 day notice period to redeem at the next available redemption date.

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress.  These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries.  Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors.  Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit, and balance sheet restructurings.  Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets.  Generally, investment funds within this strategy require a 90 to 120 day notice period to redeem at the next available redemption date.

In accordance with U.S. GAAP, investments in investment funds valued at net asset value, as a practical expedient, are not required to be included in the fair value hierarchy.  All investments in investment funds were valued at their respective net asset value as of October 31, 2017, and are excluded from the fair value hierarchy.

5.  Investment Transactions

Total purchases of investment funds for the six months ended October 31, 2017 were $87,883,611.  Total proceeds from redemptions of investment funds for the six months ended October 31, 2017 were $63,348,199.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

6.  Subscriptions and Redemptions

The minimum initial investment by Members is $50,000 and the minimum subsequent investment is $10,000, both subject to waiver by the Adviser.  Members may purchase units as of the first business day of the month.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units.  The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units.  Investments may be subject to a sales charge (a “Sales Charge”) of up to 2.00%.  The Sales Charge is in addition to the subscription price for units and does not form a part of a Member’s investment in the Fund.  Generally, the Sales Charge relating to units is paid directly to the Selling Agent that assisted in the placement of such units.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”).

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund.  The Board, in its sole discretion, may waive the imposition of the early repurchase fee.

In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser.  The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31.  While there can be no guarantee that it will continue this practice, to date, the Fund has offered to repurchase 10 – 20% of its units at each of its June 30 and December 31 tender offers.

In addition to the Fund’s June 30 and December 31 offers, the Board authorized the Feeder Fund to offer to repurchase its units on June 30, 2017 in exchange for the underlying units of the Fund held by the Feeder Fund (“In-Kind Tender Offer”).  Members of the Feeder Fund who participated in the In-Kind Tender Offer received Fund units valued as of June 30, 2017 in an amount equal to the value of the Feeder Fund member’s tendered Feeder Fund units.  The total amount of in-kind exchanges was $2,481,643.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

Transactions in units were as follows:

	Six Months Ended October 31, 2017	Year Ended April 30, 2017
Units outstanding, beginning of period	1,776,532.28	1,865,988.22
Units issued	104,240.11	157,352.70
Units issued for reinvestment of distributions	–	26,800.71
Units redeemed	(140,194.17)	(273,609.35)
Units outstanding, end of period	1,740,578.22	1,776,532.28

7.  Advisory Fee, Related Party Transactions, and Other Expenses

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.10% (1.20% per annum) of the Fund’s month end net asset value.  The advisory fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day.  The advisory fee is payable in arrears as of the last calendar day of the applicable quarter and is in addition to the asset-based management fees and incentive fees or allocations charged by the underlying investment funds and indirectly borne by Members in the Fund.  For the six months ended October 31, 2017, the Fund incurred advisory fees of $11,981,356, of which $5,989,319 was payable to the Adviser as of October 31, 2017.

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, commitment fees, custody fees, its share of expenses of the investment funds, including management fees to the investment managers of the investment funds (ranging from 0.00% to 3.50% of net asset value) and incentive fees or allocations to such investment managers (ranging from 0% to 35% of net profits), and all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, audit and tax preparation fees, fees paid to the Administrator, fees paid to the regulatory and compliance administrator, risk monitoring fees, filing fees, insurance expense, and taxes.  The Fund will also directly pay any extraordinary operating expenses.  The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, quote machine rent, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the advisory fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”).  The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

No eligible expenses under the Expense Limitation Agreement were recaptured during the six months ended October 31, 2017 and no amounts are subject to potential future reimbursement.

Compensation to the independent directors for the six months ended October 31, 2017 was $52,500.

As of October 31, 2017, the directors, officers, and the Adviser and its employees, directly or indirectly, held units in the Fund as follows:

	Units	Percent of Net Assets
Directors	971.66	0.06%
Officers	135.48	0.01
Adviser and its employees	3,038.67	0.17
Total	4,145.81	0.24%

8.  Credit Facility

The Fund maintains a secured credit agreement with an unaffiliated bank for a revolving line of credit (the “Credit Facility”).  The maximum availability under the Credit Facility is $150,000,000, subject to specific asset-based covenants.  Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of London Interbank Offered Rate plus 1.60% (the “Spread”).  Interest is accrued daily on any outstanding balance and, if not repaid on the interest accrual date, is automatically added to the principal amount of the loan.  The Fund also pays an annual commitment fee of 0.65% based on the amount by which the maximum availability exceeds the outstanding loan balance.  Interest expense and commitment fees incurred for the six months ended October 31, 2017 are included on the consolidated statement of operations.  For the six months ended October 31, 2017, the average borrowings and average interest rate were $6,753,847 and 2.88%, respectively.  As of October 31, 2017, the interest rate in effect was approximately 2.98%.  The contractual maturity of the Credit Facility is April 20, 2018.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

9.  Income Taxes

The Fund generally invests in investment funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”).  Certain PFICs provide information regarding the amount of U.S. taxable income and gain.  For such PFICs, the Fund has made Qualified Electing Fund (“QEF”) elections for tax purposes.

For other PFICs that do not provide information regarding taxable income and gain, the Fund has made mark-to-market (“MTM”) elections which convert any unrealized gain to ordinary taxable income.

The Fund also invests in investment funds organized in the U.S. that are treated as partnerships for U.S. income tax purposes.

Net investment income (loss) and net realized gain (loss) from investments in investment funds may not be treated the same for financial statement and for U.S. tax purposes.  Temporary book-tax differences result when the Fund holds an investment in an investment fund, and such temporary book-tax differences generally become permanent upon disposal of the investment fund.

As of October 31, 2017, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$1,868,544,413

Gross tax unrealized appreciation	$114,075,721
Gross tax unrealized depreciation	(2,259,617)
Net tax unrealized appreciation on investments	$111,816,104

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income.  Net realized gains, if any, are distributed at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

As of April 30, 2017, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$33,983,334

Short-term capital loss carryforward	$(437,338)
Long-term capital loss carryforward	(6,405,594)

Capital loss carryforwards do not expire.

There were no distributions paid during the six months ended October 31, 2017.

10.  Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties.  The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

11.  Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information
(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund subject to the oversight of the Board of Directors.  One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”).  The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”).  A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 67	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 67	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 64	Independent Director	Term - Indefinite Length - Since October 1, 2015	Independent director of Nippon Wealth Bank since April 2015 and of CITIC Prudential Fund Management Company, Inc. since 2016; independent director and advisory committee member of six private investment pools; prior thereto, Partner, Ernst & Young LLP (retired 2014)	2	The Hartford Group of Funds (89 portfolios)
Interested Directors(2)
Jonathan Gans Age: 46	Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2017.  The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 46	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 46	Chief Compliance Officer	Term - Indefinite Length - Since inception	Chief Operating Officer and Chief Compliance Officer of Ironwood
Laurie Chatoff Age: 50	Secretary	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood
Martha Boero Age: 34	Treasurer	Term - Indefinite Length - Since March 15, 2013	Fund Controller of Ironwood

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement

The Investment Advisory Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the oversight of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds.  Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring.  The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies, and restrictions.

The Adviser also provides and/or oversees operational services to the Funds, including administration services, fund accounting, investor relations services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010.  Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund.  The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met telephonically with counsel to the Funds on August 30, 2017, both separately in executive session and with representatives of the Adviser; telephonically in executive session with counsel on September 8, 2017; and in person on September 11, 2017 to evaluate whether to approve the Agreement for an additional one-year term.  At the in-person Board meeting on September 11, 2017, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for such additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by Fund counsel in advance of its meetings, the terms of the Agreement, the operations of the Funds, and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided.  The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner and that its efforts to organize and maintain the Funds over time represents an entrepreneurial risk taken by the Adviser.  The Board discussed the Adviser’s personnel; the fees and expenses of the Funds; the Adviser’s services, philosophy and performance; the Adviser’s significant investor relations efforts; the Adviser’s close oversight and continued evaluation of outside service providers; and the Adviser’s strong commitment to carrying out its compliance policies and procedures.  The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through July 31, 2017, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager, and a group of nine other registered alternative funds of funds (the “Peer Group”) that either have objectives and strategies similar to those of the Funds or are offered among certain of the intermediary platforms on which the Funds are offered.

The Board noted the Funds’ investment performance over different periods.  The Board considered metrics such as absolute and relative returns (i.e., compared to benchmarks and peers), standard deviations, and volatility.  It considered differences in performance results between the Funds and other funds managed by Ironwood.  The Board also acknowledged the consistency of the Funds’ investment performance and the Funds’ risk-adjusted returns over time as competitive with or outperforming all peers.  The Board recognized that the S&P 500 information was provided for reference rather than benchmarking purposes.  Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets.  The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent, and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds, and the total costs to the Funds of using the Adviser’s services.  The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements, and the substantial resources of the Adviser devoted to the management of the Funds.  The Board concluded that the Adviser’s profitability appeared reasonable and appropriate.  In considering the advisory fees, the Board determined that not having breakpoints was appropriate at this time.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31.  The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-Q”)

The Fund is required to file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following information is as of October 31, 2017.

The portfolio managers of Ironwood primarily responsible for the investment management of the Fund include Jonathan Gans, Benjamin Zack, and Simon Hong (the “Portfolio Managers”).  The Portfolio Managers each serve on the Fund’s Investment & Risk Committee, which has ultimate authority for determining whether the Fund will invest in (or withdraw from) any particular investment.  A unanimous vote of the Investment & Risk Committee is required for the Fund to take action with respect to any particular investment.  Below are the names and biographical information of the Portfolio Managers.

Jonathan Gans is the Chief Executive Officer and President of Ironwood.  He joined Ironwood in 1996 and is the majority owner of the firm.  Jon is a member of the firm’s Investment & Risk Committee, Leadership Committee, Management Committee, Valuation Committee, and serves as a Director for Ironwood’s offshore and registered funds.  Jon was previously employed at St. Claire Capital Management, where he served as General Counsel and Chief Operating Officer.  His prior professional experience also includes positions at the Securities and Exchange Commission Division of Enforcement and Glenwood Financial Group.  Jon earned a B.A., cum laude, from Williams College, a J.D. from the University of California at Los Angeles School of Law, and is a member of the California State Bar.  Jon is a Trustee of the San Francisco Museum of Modern Art (SFMOMA) and is a chapter member of YPO Golden Gate.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Benjamin Zack joined Ironwood in 2004 and is a partner and Managing Director.  He is a member of the firm’s Investment & Risk Committee and Leadership Committee.  Prior to joining Ironwood, Ben worked in the Health Care Investment Banking Group of Deutsche Banc Alex.  Brown where he helped advise life sciences and medical technology clients on a wide variety of strategic and financial alternatives including mergers and acquisitions, equity and debt issuances, and restructurings.  Ben earned a B.B.A. in Finance from the University of Texas at Austin and an M.B.A. in Finance from the Wharton School at the University of Pennsylvania.

Simon Hong, CAIA joined Ironwood in 2008 and is a partner and Director.  He is a member of the firm’s Investment & Risk Committee.  Simon previously worked in the Investment Banking Division and Global Capital Markets group at Morgan Stanley where he helped advise clients on a wide variety of strategic and financial alternatives.  Simon’s prior experience also includes positions in the Investment Management Division of Morgan Stanley and the Private Client Group of Merrill Lynch.  Simon received a B.A. in Business Economics from Brown University.  Simon is a CAIA designee and is a member of the Chartered Alternative Investment Analyst Association.  Simon is a member of the Investment Committee of the Catholic Diocese of Oakland.

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unit holders filed under Item 1 of this Form.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable.
(b)	Not applicable.

Item 9. Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)) , or this Item.

Item 11. Controls and Procedures.
(a)      The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)(3) Not applicable
(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of  Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ironwood Multi-Strategy Fund LLC

By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2018

By

/s/ Martha Boero
Martha Boero, Treasurer
(principal financial officer)

Date: January 9, 2018